Consolidated Statements of Cash Flows (Parenthetical) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Issuance of convertible note in settlement of vendor liabilities (non-cash)	£ 50,000	£ 0
Non-cash Payment in Kind ("PIK") Interest	108,441	0
Interest forgiven (of which £3,805 is related party)	116,671	883,599
Reclassification of convertible notes payable - related party	764,932	775,399
Settlement of share-based compensation liability via share issuance	390,298	0
Related Party
Conversion of convertible notes payable to equity	3,157,084	7,750,000
Interest forgiven (of which £3,805 is related party)	3,805
Nonrelated Party
Conversion of convertible notes payable to equity	£ 3,584,962	£ 0